Matthews China Dividend FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.6%
	Shares	Value
Consumer Discretionary: 20.2%
Broadline Retail: 11.0%
Alibaba Group Holding, Ltd.	510,500	$11,416,881
Hotels, Restaurants & Leisure: 4.2%
Trip.com Group, Ltd.	27,400	2,077,949
Yum China Holdings, Inc.	29,031	1,246,011
Galaxy Entertainment Group, Ltd.	195,000	1,072,180
		4,396,140
Automobile Components: 4.0%
Minth Group, Ltd.	612,000	2,650,083
Autel Intelligent Technology Corp., Ltd. A Shares	270,852	1,494,747
		4,144,830
Household Durables: 1.0%
Haier Smart Home Co., Ltd. D Shares	436,481	1,005,748
Total Consumer Discretionary		20,963,599

Industrials: 18.1%
Electrical Equipment: 5.5%
Contemporary Amperex Technology Co., Ltd. A Shares	53,640	3,037,969
Sungrow Power Supply Co., Ltd. A Shares	70,520	1,607,572
Hongfa Technology Co., Ltd. A Shares	279,600	1,035,836
		5,681,377
Commercial Services & Supplies: 2.9%
China Everbright Environment Group, Ltd.	5,302,000	3,025,326
Transportation Infrastructure: 2.7%
Anhui Expressway Co., Ltd. H Shares	1,906,000	2,801,614
Machinery: 1.7%
Techtronic Industries Co., Ltd.	89,500	1,144,099
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	45,100	607,888
		1,751,987
Trading Companies & Distributors: 1.5%
BOC Aviation, Ltd.[b,c]	166,500	1,487,617
Professional Services: 1.3%
Kanzhun, Ltd. ADR[d]	59,127	1,381,207
Air Freight & Logistics: 1.3%
ZTO Express Cayman, Inc. ADR	70,800	1,359,360
Ground Transportation: 1.2%
Full Truck Alliance Co., Ltd. ADR	97,727	1,267,519
Total Industrials		18,756,007

Communication Services: 17.9%
Interactive Media & Services: 16.9%
Tencent Holdings, Ltd.	151,700	12,926,297
Kuaishou Technology[b,c]	231,500	2,503,871
Baidu, Inc. Class Ad	100,350	1,659,232
Meitu, Inc.[b,c]	395,500	470,422
		17,559,822

	Shares	Value
Media: 1.0%
Focus Media Information Technology Co., Ltd. A Shares	879,200	$996,680
Total Communication Services		18,556,502

Financials: 14.9%
Banks: 8.5%
China Construction Bank Corp. H Shares	3,767,000	3,613,180
China Merchants Bank Co., Ltd. H Shares	559,500	3,348,594
Industrial & Commercial Bank of China, Ltd. H Shares	2,584,000	1,902,716
		8,864,490
Insurance: 4.3%
Ping An Insurance Group Co. of China, Ltd. H Shares	651,000	4,428,811
Capital Markets: 2.1%
GF Securities Co., Ltd. H Shares	636,600	1,657,992
China International Capital Corp., Ltd. H Shares[b,c]	187,200	512,223
		2,170,215
Total Financials		15,463,516

Consumer Staples: 8.5%
Food Products: 3.7%
WH Group, Ltd.[b,c]	2,013,500	2,180,522
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	441,100	1,690,669
		3,871,191
Beverages: 2.4%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	54,980	1,499,803
Beijing Yanjing Brewery Co., Ltd. A Shares	571,200	973,502
		2,473,305
Personal Care Products: 2.4%
Giant Biogene Holding Co., Ltd.[b,c]	196,400	1,424,098
Mao Geping Cosmetics Co., Ltd.	77,900	1,038,252
		2,462,350
Total Consumer Staples		8,806,846

Health Care: 5.3%
Health Care Equipment & Supplies: 2.8%
AK Medical Holdings, Ltd.[b,c]	2,526,000	1,789,588
Shanghai Conant Optical Co., Ltd. H Shares	204,500	1,089,378
		2,878,966
Pharmaceuticals: 2.5%
CSPC Pharmaceutical Group, Ltd.	2,194,000	2,642,758
Total Health Care		5,521,724

Energy: 5.2%
Oil, Gas & Consumable Fuels: 5.2%
China Suntien Green Energy Corp., Ltd. H Shares	4,995,000	2,727,947
PetroChina Co., Ltd. H Shares	2,894,000	2,623,602
Total Energy		5,351,549
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Matthews China Dividend FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Information Technology: 3.2%
Electronic Equipment, Instruments & Components: 2.0%
Wasion Holdings, Ltd.	1,282,000	$2,088,906
IT Services: 1.2%
SUNeVision Holdings, Ltd.	1,420,000	1,253,000
Total Information Technology		3,341,906

Materials: 2.2%
Construction Materials: 2.0%
China Jushi Co., Ltd. A Shares	829,707	2,021,606
Metals & Mining: 0.2%
Zijin Gold International Co., Ltd.[d]	13,900	215,414
Total Materials		2,237,020

Real Estate: 1.1%
Real Estate Management & Development: 1.1%
Greentown China Holdings, Ltd.	967,500	1,177,519
Total Real Estate		1,177,519

Total Investments: 96.6%		100,176,188
(Cost $73,304,678)
CASH AND OTHER ASSETS, LESS LIABILITIES: 3.4%		3,532,020
Net Assets: 100.0%		$103,708,208

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $10,368,341, which is 10.00% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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